Risk Management and Fair Value Measurements - Schedule of Assets Measured at Fair Value on a Non-recurring Basis Long Lived Assets Held and Used (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Vessel Impairment Charge (charged against Vessels, net)	$ 1,543
Significant Other Observable Inputs (Level 2) [Member]
Fair value of vessel	13,500
Vessel Impairment Charge (charged against Vessels, net)	1,543
Significant Other Observable Inputs (Level 2) [Member] | Northsea Alpha Vessel [Member]
Fair value of vessel	6,750
Vessel Impairment Charge (charged against Vessels, net)	772
Significant Other Observable Inputs (Level 2) [Member] | Northsea Beta Vessel [Member]
Fair value of vessel	6,750
Vessel Impairment Charge (charged against Vessels, net)	$ 771